Consolidated Condensed Interim Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Loss for the period	$ (5,465,486)	$ (8,761,061)	$ (11,138,312)	$ (8,081,764)
Items not affecting cash
Amortization of intangible assets	13,548	17,869	24,528	16,683
Change in fair value of derivative liability	(852)	(57,839)	(60,111)	(245,963)
Shares issued for services	10,269	4,821	8,582	564,000
Warrants issued for services	36,534	155,204	192,400	81,602
Stock option expense	355,388	430,673	495,925	124,747
Performance stock unit expense	183,205		48,624
Changes in non-cash working capital
Interest, taxes and other receivables	30,433	14,578	37,076	(58,208)
Prepaid expenses and deposits	794,859	135,293	173,192	(1,063,991)
Accounts payable and accrued liabilities	(425,383)	708,634	295,774	598,310
Related party payables	(47,189)	33,816	71,472	45,513
Net cash flows from operating activities	(4,514,674)	(7,318,012)	(9,850,850)	(8,019,071)
Cash flows from investing activities
Intangible assets - website development costs		(12,649)	(12,649)	(20,956)
Net cash flows from investing activities		(12,649)	(12,649)	(20,956)
Cash flows from financing activities
Net proceeds from the issuance of shares and warrants		8,945,336	8,945,336	7,932,107
Net proceeds from the exercise and exchange of warrants	726,179	312,500	312,500	545,026
Series A preferred cash dividend	(6,267)	(6,267)	(8,356)	(8,356)
Deferred financing costs	(25,000)
Net cash flows from financing activities	694,912	9,251,569	9,249,480	8,468,777
(Decrease) increase in cash and cash equivalents	(3,819,762)	1,920,908	(614,019)	428,750
Cash and cash equivalents - beginning of period	5,971,995	6,586,014	6,586,014	6,157,264
Cash and cash equivalents - end of period	$ 2,152,233	$ 8,506,922	$ 5,971,995	$ 6,586,014